Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Earnings Before Income Taxes Generated From U.S. And International Operations

	2011	2010	2009
U.S.	$502,027	$553,090	$559,868
International	517,044	655,713	497,525
Earnings before income taxes	$1,019,071	$1,208,803	$1,057,393

Schedule Of Components Of Income Tax Expense

	2011	2010	2009
Current:
U.S. federal	$180,256	$263,743	$212,721
U.S. state and other	13,162	14,498	23,292
International	64,640	56,755	58,212
Total current	258,058	334,996	294,225

Deferred	(64,780)	(33,629)	(14,058)
Income tax expense	$193,278	$301,367	$280,167

Schedule Of Tax Effects Of The Cumulative Temporary Differences Between The Tax Bases Of Assets And Liabilities

	2011	2010
Deferred income tax assets:
Net operating loss carryforwards	$8,122	$23,759
Tax credit carryforwards	64,067	66,437
Inventories	144,934	145,239
Stock-based compensation	73,496	68,854
Accrued liabilities and other	212,715	162,453
Deferred income tax assets	503,334	466,742
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(11,252)	(9,360)
Property, plant and equipment	(206,661)	(190,236)
Intangible assets	(332,098)	(381,050)
Deferred income tax liabilities	(550,011)	(580,646)
Net deferred income tax assets (liabilities)	$(46,677)	$(113,904)

Schedule Of Reconciliation Of U.S. Federal Statutory Income Tax Rate To Effective Income Tax Rate

	2011	2010	2009
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	1.2	2.2	1.6
International taxes at lower rates	(11.6)	(10.0)	(6.4)
Tax benefits from domestic manufacturer's deduction	(2.0)	(1.1)	(0.9)
Research and development credits	(2.7)	(2.4)	(2.9)
Puerto Rico excise tax	(1.7)	—	—
Non-deductible IPR&D charges	—	0.4	—
Other	0.8	0.8	0.1
Effective income tax rate	19.0%	24.9%	26.5%

Summary Of Activity Related To Unrecognized Tax Benefits

	2011	2010
Balance at beginning of year	$162,904	$120,517
Increases related to current year tax positions	32,996	32,721
Increases related to prior year tax positions	16,301	19,029
Reductions related to prior year tax positions	(523)	(8,648)
Reductions related to settlements / payments	(2,454)	—
Expiration of the statute of limitations for the assessment of taxes	(3,759)	(715)
Balance at end of year	$205,465	$162,904